ENTITY-WIDE DISCLOSURES - Narrative (Details)	3 Months Ended
	Mar. 31, 2024 segment customer	Mar. 31, 2023 customer
Entity Wide Disclosures [Abstract]
Number of reportable operating segments | segment	1
Percentage of entity's revenue (as a percent)	20.40%	29.00%
Number of customers | customer	1	2